Effects of adoption of IFRS 17 - Impact on Comprehensive Income Statement (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022
Disclosure of effect of insurance contracts initially recognised [line items]
Opening equity for the period	[1]	£ 23,233		£ 23,334		£ 23,145
Profit for the period	[1]	2,203	[2]	(732)		179	[2]
Debt instruments at fair value through other comprehensive income		125	[3]	(370)	[1]	(1,516)	[3]
Equity instruments designated at fair value through other comprehensive income		0	[3]	(1)	[1]	1	[1]
Other comprehensive expense for the period, net of tax		(726)	[1]	(271)	[1]	(111)	[3]
Total comprehensive income for the period		1,477	[3]	(1,003)	[1]	68	[1]
Change in business combinations and other movements	[1]	6		2		(23)
Closing equity for the period	[1]	23,890		23,233		23,334
Retained earnings
Disclosure of effect of insurance contracts initially recognised [line items]
Opening equity for the period	[1]	24,368		24,675		24,157
Profit for the period	[1]	2,193		(738)		175
Other comprehensive expense for the period, net of tax	[1]	(91)		(62)		429
Total comprehensive income for the period	[1]	2,102		(800)		604
Change in business combinations and other movements	[1]	6		13		(24)
Closing equity for the period	[1]	25,653		24,368		24,675
Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Opening equity for the period	[1]	(278)		94		1,603
Debt instruments at fair value through other comprehensive income	[1]	125		(370)		(1,511)
Equity instruments designated at fair value through other comprehensive income	[1]			(1)		1
Other comprehensive expense for the period, net of tax	[1]	125		(371)		(1,510)
Total comprehensive income for the period	[1]	125		(371)		(1,510)
Change in business combinations and other movements	[1]			(1)		1
Closing equity for the period	[1]	(153)		(278)		94
– Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Opening equity for the period				540		(514)
Closing equity for the period						540
Previously stated
Disclosure of effect of insurance contracts initially recognised [line items]
Opening equity for the period		24,016		23,992		23,715	[1]
Profit for the period				(639)		241
Debt instruments at fair value through other comprehensive income				2		(456)
Equity instruments designated at fair value through other comprehensive income				(1)		1
Insurance finance income/ (expense) recognised in other comprehensive income				0		0
Other comprehensive expense for the period, net of tax				(237)		362
Change in business combinations and other movements				899		129
Closing equity for the period				24,016		23,992
Previously stated | IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Total comprehensive income for the period				(875)		148
Previously stated | Retained earnings
Disclosure of effect of insurance contracts initially recognised [line items]
Opening equity for the period				25,323		24,735	[1]
Closing equity for the period						25,323
Previously stated | Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Opening equity for the period				632		1,081	[1]
Closing equity for the period						632
Previously stated | – Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Opening equity for the period				0		0
Closing equity for the period						0
IFRS17 Transition
Disclosure of effect of insurance contracts initially recognised [line items]
Opening equity for the period		£ 23,233		23,334		(570)	[1]
Profit for the period				(732)		179
Debt instruments at fair value through other comprehensive income				(370)		(1,516)
Equity instruments designated at fair value through other comprehensive income				(1)		1
Insurance finance income/ (expense) recognised in other comprehensive income				354		1,054
Other comprehensive expense for the period, net of tax				(254)		350
Change in business combinations and other movements				902		121
Closing equity for the period				23,233		23,334
IFRS17 Transition | IFRS 17 [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Total comprehensive income for the period				£ (1,003)		68
IFRS17 Transition | Retained earnings
Disclosure of effect of insurance contracts initially recognised [line items]
Opening equity for the period	[1]					(578)
IFRS17 Transition | Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Opening equity for the period	[1]					£ 522

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.